RELATED PARTY TRANSACTIONS Textual (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Frontline
Related party receivables	$ 303	$ 1,986
Management agreement termination, required notice			30 days